EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the year and the consolidated net income of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands of $)	2015	2014	2013
Basic:
Net income available to stockholders	200,832	122,815	89,206
Diluted:
Net income available to stockholders	200,832	122,815	89,206
Interest paid on 3.75% convertible bonds	5,078	5,060	5,092
Interest paid on 3.25% convertible bonds	17,371	17,371	—
	223,281	145,246	94,298

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2015	2014	2013
Basic earnings per share:
Weighted average number of common shares outstanding	93,450	93,331	89,508
Diluted earnings per share:
Weighted average number of common shares outstanding	93,450	93,331	89,508
Effect of dilutive share options	23	84	163
Effect of dilutive convertible debt	25,535	23,332	5,753
	119,008	116,747	95,424

The 3.25% convertible bonds issued in January 2013 were not dilutive at December 31, 2013.